Goodwill and Acquired Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 520,843	$ 514,963
Goodwill, Acquired During Period	214,972
Goodwill, Purchase Accounting Adjustments		(144)
Effect of Currency Translation Adjustments	(9,251)	6,024
Ending Balance	718,880	520,843	$ 514,963
Impairment of goodwill and acquired intangible assets	7,503	0	9,556
Amortization of acquired intangible assets	53,256	49,881	46,145
Vistaprint Business [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	150,126	151,126
Goodwill, Acquired During Period	0
Goodwill, Purchase Accounting Adjustments		(58)
Effect of Currency Translation Adjustments	(246)	(942)
Ending Balance	149,880	150,126	151,126
PrintBrothers [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	127,571	124,867
Goodwill, Acquired During Period	0
Effect of Currency Translation Adjustments	(3,482)	2,704
Ending Balance	124,089	127,571	124,867
The Print Group [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	201,200	196,938
Goodwill, Acquired During Period	2,686
Goodwill, Impairment Loss			6,345
Effect of Currency Translation Adjustments	(5,523)	4,262
Ending Balance	198,363	201,200	196,938
National Pen CO. LLC [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	34,434	34,520
Goodwill, Acquired During Period	0		57,720
Goodwill, Purchase Accounting Adjustments		(86)
Effect of Currency Translation Adjustments	0
Ending Balance	34,434	34,434	34,520
All Other Businesses [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	7,512	7,512
Goodwill, Acquired During Period	212,286
Goodwill, Impairment Loss	(7,503)
Goodwill, Purchase Accounting Adjustments	(181)
Effect of Currency Translation Adjustments	0	0
Ending Balance	$ 212,114	$ 7,512	7,512
Tradeprint [Domain]
Goodwill [Roll Forward]
Impairment of goodwill and acquired intangible assets			$ 3,211